Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 06, 2011
SGI MSCI EAFE Equal Weight Fund (First Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQAX
SGI MSCI EAFE Equal Weight Fund (First Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOBX
SGI MSCI EAFE Equal Weight Fund (First Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFGCX
SGI MSCI EAFE Equal Weight Fund (Second Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund | Institutional Share Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEWIX